LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss	$ 1,850,493	$ 1,981,293	$ 15,941,328	$ 765,710	$ 216,269	$ 96,923	$ 230,970	$ 19,773,114	$ 544,162
Net cash outflows from operations								3,995,647	$ 744,755
Accumulated deficit	22,550,347			2,777,233				22,550,347		$ 2,777,233
Working capital deficit	11,457,377							11,457,377
Cash	$ 1,948,271			3,633				$ 1,948,271		3,633
Business combination proceeds												$ 265,827
Business combination additional amount												$ 3,000,000
Aspire Biopharma Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss										1,309,872	$ 359,070
Net cash outflows from operations										265,186	(11,136)
Accumulated deficit				2,777,233						2,777,233	1,467,361
Cash				$ 3,633						$ 3,633	$ 11,174